Accounts Receivable- Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Allowance for Doubtful Accounts Receivable
As at January 1	$ 171	$ 60
Increase in allowance for credit losses	25	150
Decrease in allowance due to subsequent collection	(168)	(17)
Exchange difference	(3)	(4)
As at June 30	$ 25	$ 189